Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease

Note 7 — Lease

As of June 30, 2026, the Company had one office space lease agreement with one unrelated third party under non-cancellable operating lease, with 2 year term which executed in 2025. During the six months ended June 30, 2026, the Company recognized $93,806 of right-of-use assets, $89,414 current lease liabilities, and $10,196 non-current lease liabilities. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company to pay property management expenses which are included in the general and administrative expenses on the condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The following table represents the operating lease right-of-use assets and lease liabilities as of June 30, 2026 and December 31, 2025:

	June 30,	December 31,
	2026	2025
	(unaudited)
Leases
Assets:
Operating lease right-of-use assets, net	$93,806	$132,606

Liabilities:
Current
Lease liabilities	$89,414	$80,412
Non-current
Lease liabilities	10,196	53,350
Total lease liabilities	$99,610	$133,762

Operating lease expense includes ROU amortization and short-term rental charges, which were $38,800 and $4,090 for the six months ended June 30, 2026, and $0 and $92,068 for the six months ended June 30, 2025. The lease was not entered until August 2025.

The following table represents the maturity of lease liabilities, by lease classification, as of June 30, 2026.

Years ending December 31,	Total
2026	$46,107
2027	56,354
Total operating lease payments	102,461
Less: imputed interest	(2,851)
Present value of operating lease liabilities	$99,610

Other lease information is as follow:

Weighted-average remaining lease term (years):	June 30, 2026
Operating leases – office space	1.08 years

Weighted-average discount rate:
Operating leases	4.8%

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	June 30, 2026	June 30, 2025
	(unaudited)	(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$34,152	$—